Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001816319
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1214
Entity Address, Address Line Two	ONE BKC
Entity Address, Address Line Three	G BlockBandra Kurla ComplexBandra East
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 051
City Area Code	(284)
Local Phone Number	494-2810
Business Contact
Document Information Line Items
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10018
City Area Code	+1
Local Phone Number	315-9304588
Contact Personnel Name	CCS Global Solutions, Inc.
Entity Address, State or Province	NY